SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT
SUBSEQUENT EVENT

26. SUBSEQUENT EVENT

On February 10 and February 28, 2015, Heyi Investment entered into two loan agreements with China Merchants Bank (Shanghai Pilot Free Trade Zone branch), pursuant to which Heyi Investment borrowed RMB denominated loans of RMB400,000 and RMB268,500, both with a fixed interest rate of 5.04% and maturity date of November 4, 2015, respectively. Pursuant to the loan agreements, the short-term bank loans can only be used for purchasing licensed copyrights and bandwidth and server equipment and is collateralized by RMB denominated restricted deposits of RMB400,000 and RMB270,000, respectively.